Columbia VP - Mid Cap Growth Opportunity Fund
Summary of Columbia VP – Mid Cap Growth Opportunity Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia VP - Mid Cap Growth Opportunity Fund		Class 1	Class 2	Class 3
Management fees		0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees		none	0.25%	0.13%
Other expenses		0.17%	0.17%	0.17%
Total annual fund operating expenses		0.93%	1.18%	1.06%
Less: Fee waiver/expense reimbursement	[1]	(0.06%)	(0.06%)	(0.06%)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	[1]	0.87%	1.12%	1.00%
[1]	Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.87% for Class 1, 1.12% for Class 2 and 0.995% for Class 3.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. The example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia VP - Mid Cap Growth Opportunity Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	89	290	509	1,138
Class 2	114	369	643	1,426
Class 3	102	331	579	1,289

Expense Example, No Redemption Columbia VP - Mid Cap Growth Opportunity Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	89	290	509	1,138
Class 2	114	369	643	1,426
Class 3	102	331	579	1,289

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. For these purposes, mid-cap companies are considered to be companies whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Index (the Index) at the time of purchase (between $333 million and $30.5 billion as of March 31, 2013). The Fund may also invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Index.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio.
PRINCIPAL RISKS
An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company and evidence of ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Mid-Cap Company Securities Risk. Investments in mid-capitalization companies (mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and may be less liquid than the securities of larger companies, and securities of mid-cap companies may be less liquid than the securities of larger companies.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class includes the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses (where applicable), the share classes of the Fund would have annual returns substantially similar because all classes of the Fund’s shares invest in the same portfolio of securities. The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.
YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

Best and Worst Quarterly Returns During this Period Best: 2nd Quarter 2009: 26.91% Worst: 4th Quarter 2008: –28.83%
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns Columbia VP - Mid Cap Growth Opportunity Fund	Share Class Inception Date	1 year	5 years	10 years
Class 1	May 03, 2010	11.40%	1.54%	6.10%
Class 2	May 03, 2010	11.12%	1.36%	5.95%
Class 3	May 01, 2001	11.26%	1.47%	6.06%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)		15.81%	3.23%	10.32%